Other Financial Assets at Fair Value Through Profit or Loss - Summary of Other Financial Assets at Fair Value Through Profit or Loss (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	£ 834	£ 973
Santander UK Group Holdings plc
Disclosure of other financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	1,425	0
Loans and advances to customers
Disclosure of other financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	592	540
Loans and advances to customers | Loans to housing associations
Disclosure of other financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	13	12
Loans and advances to customers | Other loans
Disclosure of other financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	579	528
Debt securities
Disclosure of other financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	112	298
Debt securities | Santander UK Group Holdings plc
Disclosure of other financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	1,425	0
Equity securities
Disclosure of other financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	130	135
Reverse repurchase agreements - non trading
Disclosure of other financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	£ 0	£ 0